INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 68.0%
AIRLINES — 0.4%
500,000	American Airlines Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 06/27/25	405,938

AUTOMOTIVE — 0.9%
974,735	Gates Global LLC, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 04/01/24	858,742

BUILDING MATERIALS — 1.8%
491,946	Forterra Finance, LLC, Replacement Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 10/25/23	411,594
1,408,058	Quikrete Holdings Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 02/01/27	1,302,453

		1,714,047

CHEMICALS — 3.7%
1,250,000	Berry Global, Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month +2.000%, 10/01/22	1,205,725
690,107	H.B. Fuller Company, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.000%, 10/20/24	607,729
489,867	Ineos US Finance LLC, Cov-Lite, Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+2.000%, 04/01/24	454,964
1,489,956	Messer Industries GmbH, Initial Term B-1 Loan, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 03/02/26	1,333,511

		3,601,929

COMPUTERS & ELECTRONICS — 6.9%
1,456,363	Boxer Parent Company Inc., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+4.250%, 10/02/25	1,224,619

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
COMPUTERS & ELECTRONICS (continued)
746,084	Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 06/01/22	688,635
952,092	GTT Communications Inc., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 05/31/25	692,647
1,231,764	McAfee, LLC, Term B USD Loan, VAR LIBOR USD 3 Month+3.750%, 09/30/24	1,164,017
676,952	Micro Holdings (Internet Brands), Term Loan (2017), VAR LIBOR USD 3 Month+3.750%, 09/13/24	580,147
1,274,916	SS&C Technologies Holdings Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.250%, 04/16/25	1,205,994
1,240,633	Ultimus Group Midco LLC, The, Initial Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.750%, 05/04/26	1,168,261

		6,724,320

CONSUMER PRODUCTS — 0.1%
244,213	Revlon Consumer Products Corp., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 09/07/23	97,762

DIVERSIFIED MEDIA — 0.8%
1,000,000	William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 05/16/25	802,500

DIVERSIFIED/CONGLOMERATE SERVICE — 1.0%
997,426	Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien, VAR LIBOR USD 1 Month+1.750%, 11/16/26	961,518

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
ENERGY — 0.2%
1,000,000	Seadrill Partners Finco LLC, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+6.000%, 02/21/21	184,035

FOOD & BEVERAGE — 1.6%
1,244,962	United Natural Foods, Inc., Term Loan B, 1st Lien, VAR LIBOR USD 1 Month+4.250%, 10/22/25	1,078,449
468,669	US Foods Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.000%, 06/27/23	438,988

		1,517,437

FOREST PROD/CONTAINERS — 1.4%
1,500,000	Flex Acquisition Company, Inc. (Novolex), Incremental Term Loan, VAR LIBOR USD 1 Month+3.250%, 06/29/25	1,380,000

GAMING/LEISURE — 8.4%
631,967	Boyd Gaming Corp, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.250%, 09/15/23	553,957
725,315	CityCenter Holdings LLC, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.250%, 04/18/24	640,453
1,357,468	Crown Finance US Inc., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.250%, 02/28/25	950,227
992,308	Four Seasons Holdings Inc., Term Loan 2013, 1st Lien, VAR LIBOR USD 3 Month+2.000%, 11/30/23	907,694
1,760,797	Golden Nugget Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 10/04/23	1,382,226
729,848	Sabre GLBL Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.000%, 02/22/24	621,283

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
GAMING/LEISURE (continued)
1,842,966	Scientific Games International Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 08/14/24	1,495,871
990,989	UFC Holdings, LLC, Term Loan, VAR LIBOR USD 1 Month+3.250%, 04/29/26	883,219
750,000	VICI Properties 1 LLC, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.000%, 12/20/24	697,969

		8,132,899

HEALTHCARE — 3.8%
2,431,653	Envision Healthcare Corp., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 10/10/25	1,302,965
978,252	Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien, VAR LIBOR USD 1 Week+2.000%, 11/15/27	933,414
988,559	Life Time Fitness, Inc., 2017 Refinancing Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 06/10/22	743,891
994,872	Mallinckrodt International Finance S.A., 2017 Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 09/24/24	681,487

		3,661,757

INFORMATION TECHNOLOGY — 3.0%
750,000	Applied Systems, Inc., Initial Term Loan, VAR LIBOR USD 3 Month+3.250%, 09/19/24	698,749
248,731	Kronos Incorporated, Incremental Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 11/01/23	229,182
1,396,325	Riverbed Technology Inc., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.250%, 04/24/22	924,626

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
INFORMATION TECHNOLOGY (continued)
1,227,541	Vertafore Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 07/02/25	1,095,095

		2,947,652

INSURANCE — 4.3%
914,212	Alliant Holdings Intermediate LLC, Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 05/09/25	838,333
1,002,555	Asurion, LLC, Term Loan B6, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 11/03/23	967,466
1,604,329	Hub International Ltd., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 04/25/25	1,511,278
985,575	Sedgwick Claims Management Services Inc. (Lightning Cayman Merger Sub, Ltd.), Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 12/31/25	881,680

		4,198,757

MACHINERY — 0.4%
487,364	Titan Acquisition Ltd., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+3.000%, 03/28/25	405,589

MANUFACTURING — 1.4%
1,500,000	Flex Acquisition Company Inc., Initial Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 12/29/23	1,380,000

MEDIA/TELECOMMUNICATIONS — 11.0%
1,994,898	Charter Communications Operating Llc Lien1, VAR LIBOR USD 1 Month+1.750%, 04/30/25	1,930,064
1,043,491	Cogeco Communications (USA) II L.P., Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.380%, 01/03/25	989,579

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
MEDIA/TELECOMMUNICATIONS (continued)
988,530	Frontier Communications, Term B-1 Loan, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 06/15/24	944,817
1,150,000	Intelsat Jackson Holdings S.A., Term Loan B3, 1st Lien, VAR LIBOR USD 3 Month+3.750%, 11/27/23	1,065,906
946,029	Radiate Holdco LLC, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 02/01/24	884,537
1,618,022	SBA Senior Finance II LLC, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.000%, 04/11/25	1,544,401
1,708,374	Univision Communications Inc., Term Loan C, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 03/15/24	1,470,270
2,000,000	Virgin Media Bristol LLC, N Facility, 1st Lien, VAR LIBOR USD 1 Month +2.50%, 01/31/28	1,865,000

		10,694,574

METALS & MINING — 0.8%
993,609	BWay Holding Company, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 04/03/24	821,596

		821,596

REAL ESTATE — 0.5%
722,501	Brookfield Property Inc., Initial Term Loan B, VAR LIBOR USD 3 Month+2.500%, 08/27/25	516,588

		516,588

RETAIL — 7.9%
2,010,976	Bass Pro Group, Term Loan B, VAR LIBOR USD 3 Month+5.000%, 09/25/24	1,699,275
1,126,528	Belk Inc., Closing Date, Term Loan, 1st Lien, VAR LIBOR USD 3 Month+4.750%, 12/12/22	628,039

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
RETAIL (continued)
1,279,132	BJ’s Wholesale Club Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 01/27/24	1,235,161
745,532	Harbor Freight Tools USA Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 08/18/23	684,398
830,696	Petco Animal Supplies Inc., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+3.250%, 01/26/23	582,318
2,187,979	PetSmart Inc., Term Loan B2, 1st Lien, VAR LIBOR USD 3 Month+4.000%, 03/11/22	2,104,026
994,975	Staples, Inc., 2019 Refinancing New Term B-1 Loan, VAR LIBOR USD 1 Month+5.000%, 04/16/26	794,985

		7,728,202

SERVICE — 4.7%
997,429	AlixPartners LLP, 2017 Refinancing Term Loan, VAR LIBOR USD 3 Month+2.750%, 04/04/24	960,026
1,235,602	AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 04/22/26	919,942
978,958	Change Healthcare Holdings Inc., Closing Date Term Loan, 1st Lien, VAR LIBOR USD 1 Month+2.750%, 03/01/24	934,905
296,018	VAR LIBOR USD 3 Month+2.750%, 03/01/24	282,697
1,582,272	Nielsen Finance LLC, Cov-Lite, Term Loan B4, 1st Lien, VAR LIBOR USD 3 Month+2.000%, 10/04/23	1,478,436

		4,576,006

TECHNOLOGY — 1.9%
744,323	Hyland Software, Inc., 1st Lien, VAR LIBOR USD 1 Month+3.250%, 07/01/24	698,733

Principal Amount ($)		Value ($)
US Senior Loans (a) (continued)
TECHNOLOGY (continued)
1,230,398	SolarWinds Holdings Inc., 2018 Refinancing Term Loan, VAR LIBOR USD 3 Month+2.750%, 02/05/24	1,154,525

		1,853,258

UTILITIES — 1.1%
1,084,875	Calpine Corp., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.500%, 01/15/24	1,048,532
26,000,000	Texas Competitive Electric Holdings Company LLC, Escrow Loan (Extending), VAR LIBOR USD 3 Month+2.500%, (b)	9,100

		1,057,632

	Total US Senior Loans (Cost $75,290,366)	66,222,738

Foreign Domiciled Senior Loans (a) — 3.9%
AUSTRALIA — 0.8%
USD
924,555	Aristocrat Leisure, Term Loan B3, 1st Lien, VAR LIBOR USD 3 Month+1.750%, 10/19/24	841,345

CANADA — 2.2%
USD
1,443,828	Bausch Health Companies Inc., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.000%, 06/02/25	1,381,866
794,422	Bausch Health Companies Inc., Term Loan, 1st Lien, VAR LIBOR USD 3 Month+2.750%, 11/27/25	758,673

		2,140,539

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (a) (continued)
UNITED KINGDOM — 0.9%
USD
997,308	Misys Ltd., Term Loan B, 1st Lien, VAR LIBOR USD 3 Month+3.500%, 06/13/24	861,838

		861,838

	Total Foreign Domiciled Senior Loans (Cost $4,159,682)	3,843,722

Rights — 0.5%
UNITED STATES — 0.5%
431,587	Texas Competitive Electric Holdings Company LLC *(b)(c)	460,504

	Total Rights (Cost $1,159,885)	460,504

Cash Equivalent (d) — 37.2%
36,179,807	Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.510%	36,179,807

	Total Cash Equivalents (Cost $36,179,807)	36,179,807

Total Investments - 109.6%		106,706,771

(Cost $116,789,740)
Other Assets & Liabilities, Net - (9.6)%		(9,344,521)

Net Assets - 100.0%		97,362,250

(a)   Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of March 31, 2020, the LIBOR USD 1 Week, LIBOR USD 1 Month and LIBOR USD 3 Month rates were 0.499%, 0.993% and 1.451%, respectively. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.

(b)   Represents value held in escrow pending future events. No interest is being accrued.

(c)   No expiration date.

(d)   The rate shown is the 7-day effective yield as of March 31, 2020.

*   Non-income producing security.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company
Ltd. — Limited
USD — United States Dollar
VAR — Variable Rate

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Healthcare	2.2%
Gaming/Leisure	0.8%
Computers & Electronics	0.9%

3.9%

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2020	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is currently comprised of five funds, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined to have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

NOTES TO INVESTMENT PORTFOLIOS (unaudited) (continued)

As of March 31, 2020	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1	—	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2	—	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3	—	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2020, the Fund’s investments consisted of senior loans, common stock, and a cash equivalent. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2020	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of March 31, 2020 is as follows:

	Total Market Value at 03/31/20	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$66,222,738	$—	$66,222,738	$—
Foreign Domiciled Senior Loans*	3,843,722	—	3,843,722	—
Rights*	460,504	—	460,504	—
Cash Equivalent*	36,179,807	36,179,807	—	—

Total	$106,706,771	$36,179,807	$70,526,964	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-1400